DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2023
DUE TO RELATED PARTIES
DUE TO RELATED PARTIES

7. DUE TO RELATED PARTIES

Due to related parties consist of:

	December 31,	December 31,	December 31,
Creditor	2023	2022	2021
Occupancy costs payable to Bruce Abbott and David Lifschultz for use of Mamaroneck New York property from January 1, 2018 to September 30, 2020	$46,875	$46,875	$46,875
Totals	$46,875	$46,875	$46,875

The payables are non-interest bearing and are due on demand.